Columbia Variable Portfolio – Strategic Income Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 8.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	750,000	761,113
Series 2024-A Class A
02/15/2029	5.610%	500,000	499,333
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	12.446%	500,000	492,368
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	12.079%	250,000	237,528
Series 2021-7A Class E
3-month Term SOFR + 7.012% Floor 6.750% 01/22/2035	12.329%	250,000	235,081
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class D
3-month Term SOFR + 6.762% Floor 6.500% 01/15/2035	12.076%	250,000	240,614
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	11.826%	250,000	239,851
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	750,000	748,822
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	680,000	679,572
CPS Auto Receivables Trust(a)
Series 2024-A Class A
09/15/2027	5.710%	354,313	354,462
Exeter Automobile Receivables Trust(c)
Series 2024-2A Class A2
05/15/2026	5.700%	300,000	300,006
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	500,000	500,824
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	131,667	130,561
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class AR
3-month Term SOFR + 1.850% Floor 1.850% 07/17/2036	7.167%	750,000	753,641
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month Term SOFR + 3.762% Floor 3.500% 01/15/2033	9.076%	400,000	400,030
Netcredit Combined Receivables LLC(a),(d)
Series 2023-A Class A
12/20/2027	7.780%	224,470	224,891
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month Term SOFR + 6.762% Floor 6.500% 07/20/2034	12.079%	300,000	288,406
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class ER
3-month Term SOFR + 6.962% Floor 6.700% 10/20/2034	12.279%	250,000	245,732
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	163,590	162,736
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	52,016	51,750
Series 2023-6 Class A
06/16/2031	7.128%	617,583	619,782
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	399,947	389,738
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	349,966	353,657
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	299,923	301,952
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	399,897	405,904
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	550,000	551,482
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	300,000	300,656
Pagaya AI Debt Trust(a),(e)
Subordinated Series 2023-5 Class AB
04/15/2031	7.277%	412,800	414,652

Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	200,000	202,784
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	591,256	591,558
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	351,105	350,318
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	693,000	693,362
SBNA Auto Lease Trust(a)
Series 2024-A Class A2
01/20/2026	5.450%	500,000	499,312
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	187,556	188,960
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	289,657	284,143
Total Asset-Backed Securities — Non-Agency (Cost $13,702,795)			13,695,581

Commercial Mortgage-Backed Securities - Non-Agency 1.7%

Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month Term SOFR + 2.447% Floor 2.400% 06/15/2035	7.840%	300,000	290,386
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.240%	300,000	294,018
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class D
1-month Term SOFR + 2.025% Floor 2.140% 11/15/2038	7.460%	50,000	46,500
Subordinated Series 2019-IKPR Class E
1-month Term SOFR + 2.835% Floor 2.721% 11/15/2038	8.156%	250,000	222,533
COMM Mortgage Trust(a),(e)
Subordinated Series 2020-CBM Class F
02/10/2037	3.633%	150,000	139,622
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	500,000	255,680
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	400,000	139,761
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month Term SOFR + 2.364% Floor 2.250% 07/15/2038	7.690%	182,851	182,623
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class E
11/10/2036	3.177%	600,000	511,574
Progress Residential Trust(a)
Subordinated Series 2020-SFR2 Class F
06/17/2037	6.152%	500,000	494,061
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.590%	150,000	145,777
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $3,174,946)			2,722,535

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials —%
Financial Services —%
Fairlane Management Corp.(d),(f),(g)	2,000	—
Total Financials		—
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(d),(g)	702	4,212
Avaya Holdings Corp.(d),(g)	3,344	20,064
Total		24,276
Total Information Technology		24,276
Materials —%
Containers & Packaging —%
Flint Group Packaging(d),(f),(g)	95,394	0
Total Materials		0
Total Common Stocks (Cost $63,213)		24,276
Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	283,000	176,167
Total Convertible Bonds (Cost $227,991)			176,167

Corporate Bonds & Notes(h) 34.7%

Aerospace & Defense 1.5%
BAE Systems PLC(a)
03/26/2029	5.125%	211,000	211,777
02/15/2031	1.900%	460,000	374,440
Boeing Co. (The)
08/01/2059	3.950%	417,000	285,401
Bombardier, Inc.(a)
04/15/2027	7.875%	37,000	37,057
Bombardier, Inc.(a),(c)
07/01/2031	7.250%	19,000	19,054
L3Harris Technologies, Inc.
07/31/2033	5.400%	106,000	106,715
Lockheed Martin Corp.
08/15/2034	4.800%	111,000	109,792
Northrop Grumman Corp.
06/01/2034	4.900%	410,000	402,831
Raytheon Technologies Corp.
03/15/2032	2.375%	515,000	424,744
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	27,000	29,449
11/15/2030	9.750%	59,000	66,007
TransDigm, Inc.(a)
08/15/2028	6.750%	85,000	86,246
03/01/2029	6.375%	150,000	150,458
03/01/2032	6.625%	152,000	153,563
Total			2,457,534
Airlines 0.4%
Air Canada(a)
08/15/2026	3.875%	62,000	59,243
American Airlines, Inc.(a)
05/15/2029	8.500%	30,000	31,682
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	120,009	119,203
04/20/2029	5.750%	149,729	147,288
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	109,696	103,200
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines, Inc.(a)
04/15/2026	4.375%	121,000	117,014
04/15/2029	4.625%	79,000	73,493
Total			651,123
Automotive 0.5%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	29,000	28,891
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	73,000	73,964
Ford Motor Credit Co. LLC
09/08/2024	3.664%	47,000	46,501
06/16/2025	5.125%	112,000	111,037
11/13/2025	3.375%	40,000	38,493
05/28/2027	4.950%	235,000	229,335
08/17/2027	4.125%	74,000	70,240
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	17,000	16,989
05/15/2027	8.500%	88,000	88,118
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	51,000	53,744
Total			757,312
Banking 5.3%
Ally Financial, Inc.
05/21/2024	3.875%	22,000	21,931
Subordinated
11/20/2025	5.750%	108,000	107,236
Bank of America Corp.(i)
10/20/2032	2.572%	1,611,000	1,334,089
02/04/2033	2.972%	440,000	373,304
Subordinated
09/21/2036	2.482%	35,000	27,964
Citigroup, Inc.(i)
01/25/2033	3.057%	521,000	442,153
Goldman Sachs Group, Inc. (The)(i)
07/21/2032	2.383%	1,183,000	969,742
10/21/2032	2.650%	3,000	2,497
HSBC Holdings PLC(i)
05/24/2032	2.804%	540,000	452,142
11/22/2032	2.871%	537,000	448,646
JPMorgan Chase & Co.(i)
04/22/2032	2.580%	542,000	457,567
11/08/2032	2.545%	1,226,000	1,019,482
Morgan Stanley(i)
07/21/2032	2.239%	437,000	356,362
10/20/2032	2.511%	1,073,000	886,628
07/21/2034	5.424%	83,000	83,259

Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/16/2036	2.484%	70,000	55,331
PNC Financial Services Group, Inc. (The)(i)
10/20/2034	6.875%	72,000	78,829
US Bancorp(i)
06/12/2034	5.836%	123,000	125,392
Wells Fargo & Co.(i)
10/30/2030	2.879%	170,000	150,291
07/25/2034	5.557%	1,358,000	1,364,311
Total			8,757,156
Brokerage/Asset Managers/Exchanges 0.4%
AG Issuer LLC(a)
03/01/2028	6.250%	2,000	1,955
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	80,000	82,797
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	85,000	93,015
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	38,000	36,164
Hightower Holding LLC(a)
04/15/2029	6.750%	83,000	77,947
NFP Corp.(a)
08/15/2028	4.875%	131,000	131,248
08/15/2028	6.875%	171,000	173,171
10/01/2030	7.500%	6,000	6,323
10/01/2031	8.500%	47,000	51,751
Total			654,371
Building Materials 0.5%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	157,000	146,966
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	45,000	43,742
05/15/2029	4.125%	26,000	23,572
08/01/2030	6.500%	43,000	43,657
James Hardie International Finance DAC(a)
01/15/2028	5.000%	76,000	74,089
SRS Distribution, Inc.(a)
07/01/2028	4.625%	47,000	47,387
07/01/2029	6.125%	85,000	86,702
12/01/2029	6.000%	77,000	78,625
Standard Industries, Inc.(a)
01/15/2028	4.750%	125,000	119,275
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	60,000	62,340
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	10,000	9,732
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Buyer LLC(a)
10/15/2028	6.875%	92,000	90,263
Total			826,350
Cable and Satellite 1.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	138,000	131,450
02/01/2028	5.000%	41,000	38,179
06/01/2029	5.375%	60,000	54,923
03/01/2030	4.750%	78,000	66,907
08/15/2030	4.500%	49,000	41,161
02/01/2031	4.250%	131,000	106,626
02/01/2032	4.750%	55,000	44,941
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	206,000	165,478
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	140,000	113,031
06/30/2062	3.950%	248,000	149,798
CSC Holdings LLC(a)
12/01/2030	4.125%	90,000	63,993
12/01/2030	4.625%	70,000	35,561
02/15/2031	3.375%	187,000	126,887
11/15/2031	5.000%	64,000	32,420
DISH Network Corp.(a)
11/15/2027	11.750%	109,000	111,342
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	84,000	78,756
07/15/2028	4.000%	110,000	100,650
07/01/2030	4.125%	78,000	68,191
Videotron Ltd.(a)
06/15/2029	3.625%	251,000	226,692
Virgin Media Finance PLC(a)
07/15/2030	5.000%	81,000	68,480
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	36,000	33,279
VZ Secured Financing BV(a)
01/15/2032	5.000%	101,000	86,712
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	53,000	45,327
Ziggo BV(a)
01/15/2030	4.875%	102,000	91,530
Total			2,082,314
Chemicals 1.1%
Avient Corp.(a)
08/01/2030	7.125%	47,000	48,242
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	33,000	29,564
Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	53,000	51,154
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	324,000	278,782
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	30,000	30,322
Element Solutions, Inc.(a)
09/01/2028	3.875%	96,000	87,997
HB Fuller Co.
10/15/2028	4.250%	86,000	79,746
Herens Holdco Sarl(a)
05/15/2028	4.750%	93,000	81,359
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	44,000	43,666
INEOS Finance PLC(a)
04/15/2029	7.500%	97,000	97,299
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	55,000	52,329
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	84,000	90,165
Ingevity Corp.(a)
11/01/2028	3.875%	76,000	68,660
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	63,000	52,707
Iris Holdings, Inc.(a),(j)
02/15/2026	8.750%	54,000	46,488
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	125,000	113,240
11/15/2028	9.750%	147,000	156,724
10/01/2029	6.250%	66,000	60,267
SPCM SA(a)
03/15/2027	3.125%	4,000	3,695
WR Grace Holdings LLC(a)
06/15/2027	4.875%	178,000	169,310
08/15/2029	5.625%	144,000	128,898
03/01/2031	7.375%	46,000	46,674
Total			1,817,288
Construction Machinery 0.2%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	162,000	148,311
Herc Holdings, Inc.(a)
07/15/2027	5.500%	50,000	49,137
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	71,000	72,461
03/15/2031	7.750%	18,000	18,831
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
01/15/2032	3.750%	19,000	16,559
Total			305,299
Consumer Cyclical Services 0.4%
APX Group, Inc.(a)
07/15/2029	5.750%	14,000	13,459
Arches Buyer, Inc.(a)
06/01/2028	4.250%	116,000	102,082
12/01/2028	6.125%	86,000	72,157
ASGN, Inc.(a)
05/15/2028	4.625%	77,000	72,838
Match Group, Inc.(a)
06/01/2028	4.625%	156,000	147,344
Uber Technologies, Inc.(a)
09/15/2027	7.500%	17,000	17,413
01/15/2028	6.250%	97,000	97,470
08/15/2029	4.500%	109,000	103,654
Total			626,417
Consumer Products 0.2%
Acushnet Co.(a)
10/15/2028	7.375%	42,000	43,489
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	145,000	143,649
Newell Brands, Inc.
09/15/2027	6.375%	23,000	22,701
Newell, Inc.
04/01/2026	5.200%	26,000	25,554
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	55,000	47,381
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	48,000	47,045
07/15/2030	5.500%	21,000	20,563
03/15/2031	3.875%	37,000	35,705
Total			386,087
Diversified Manufacturing 1.2%
Carrier Global Corp.
02/15/2030	2.722%	1,330,000	1,176,351
Chart Industries, Inc.(a)
01/01/2030	7.500%	37,000	38,429
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	145,000	146,399
Esab Corp.(a),(c)
04/15/2029	6.250%	35,000	35,187
Gates Global LLC/Co.(a)
01/15/2026	6.250%	72,000	71,817

Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison IAQ LLC(a)
06/30/2028	4.125%	48,000	44,404
06/30/2029	5.875%	83,000	76,091
Resideo Funding, Inc.(a)
09/01/2029	4.000%	84,000	75,341
Vertical Holdco GmbH(a)
07/15/2028	7.625%	44,000	43,082
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	45,000	43,482
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	59,000	59,076
06/15/2028	7.250%	97,000	99,039
03/15/2029	6.375%	64,000	64,673
03/15/2032	6.625%	83,000	84,376
Total			2,057,747
Electric 1.7%
AEP Texas, Inc.
01/15/2050	3.450%	435,000	304,808
Calpine Corp.(a)
02/15/2028	4.500%	44,000	41,826
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	76,000	72,308
02/15/2031	3.750%	261,000	224,799
01/15/2032	3.750%	96,000	80,809
Duke Energy Corp.
08/15/2052	5.000%	144,000	130,603
Edison International
11/15/2028	5.250%	244,000	243,516
Emera US Finance LP
06/15/2046	4.750%	234,000	192,700
Exelon Corp.
03/15/2053	5.600%	110,000	109,879
FirstEnergy Corp.
03/01/2050	3.400%	80,000	54,999
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	41,000	35,288
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	24,000	23,809
10/15/2026	3.875%	19,000	17,735
09/15/2027	4.500%	246,000	230,533
01/15/2029	7.250%	64,000	65,556
NRG Energy, Inc.
01/15/2028	5.750%	28,000	27,847
NRG Energy, Inc.(a)
06/15/2029	5.250%	64,000	61,382
02/15/2032	3.875%	16,000	13,728
Pacific Gas and Electric Co.
07/01/2050	4.950%	550,000	473,803
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	28,000	26,059
PG&E Corp.
07/01/2028	5.000%	31,000	30,026
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	138,000	126,651
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	88,000	86,666
02/15/2027	5.625%	75,000	73,845
07/31/2027	5.000%	24,000	23,255
10/15/2031	7.750%	116,000	121,411
Total			2,893,841
Environmental 0.2%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	68,000	66,927
08/01/2028	4.000%	56,000	51,625
01/15/2031	6.750%	96,000	98,386
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	107,000	105,423
Total			322,361
Finance Companies 0.7%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	84,000	86,665
GGAM Finance Ltd.(a),(c)
04/15/2029	6.875%	51,000	51,371
Navient Corp.
06/25/2025	6.750%	58,000	58,392
03/15/2027	5.000%	41,000	39,265
03/15/2031	11.500%	64,000	71,305
OneMain Finance Corp.
01/15/2029	9.000%	27,000	28,645
03/15/2030	7.875%	76,000	78,554
09/15/2030	4.000%	50,000	42,805
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	57,000	54,653
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	49,000	44,077
03/01/2031	3.875%	82,000	71,475
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	486,000	412,124
Springleaf Finance Corp.
03/15/2026	7.125%	92,000	93,644
11/15/2029	5.375%	6,000	5,640
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	14,000	13,624
04/15/2029	5.500%	5,000	4,732
Total			1,156,971
Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.1%
Bacardi Ltd.(a)
05/15/2048	5.300%	520,000	487,982
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	22,000	22,324
Constellation Brands, Inc.
05/01/2033	4.900%	491,000	481,742
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	70,000	68,706
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	36,000	34,957
01/31/2030	4.125%	45,000	41,057
Post Holdings, Inc.(a)
01/15/2028	5.625%	96,000	94,257
04/15/2030	4.625%	28,000	25,701
09/15/2031	4.500%	53,000	47,679
02/15/2032	6.250%	56,000	56,390
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	96,000	88,123
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	137,000	121,191
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	83,000	75,587
US Foods, Inc.(a)
09/15/2028	6.875%	47,000	48,152
02/15/2029	4.750%	61,000	57,895
06/01/2030	4.625%	94,000	87,087
01/15/2032	7.250%	44,000	45,697
Total			1,884,527
Gaming 0.7%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	48,000	44,148
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	147,000	134,328
02/15/2030	7.000%	109,000	111,898
02/15/2032	6.500%	97,000	97,951
Churchill Downs, Inc.(a)
01/15/2028	4.750%	61,000	58,065
05/01/2031	6.750%	33,000	33,226
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	89,000	91,146
MGM Resorts International
09/01/2026	4.625%	66,000	64,520
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	133,000	123,116
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(a)
01/15/2027	5.625%		11,000	10,645
07/01/2029	4.125%		111,000	95,999
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		121,000	117,010
Scientific Games International, Inc.(a)
11/15/2029	7.250%		61,000	62,645
Studio City Finance Ltd.(a)
01/15/2029	5.000%		200,000	175,974
Total				1,220,671
Health Care 1.9%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		38,000	37,068
04/15/2029	5.000%		68,000	64,593
Avantor Funding, Inc.(a)
07/15/2028	4.625%		29,000	27,475
11/01/2029	3.875%		113,000	101,909
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%		74,000	76,528
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	227,000	170,300
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%		10,000	9,558
04/01/2030	3.500%		67,000	64,043
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%		17,000	16,046
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%		81,000	74,546
04/15/2029	6.875%		44,000	32,977
05/15/2030	5.250%		145,000	118,283
02/15/2031	4.750%		68,000	52,472
01/15/2032	10.875%		27,000	27,886
Cigna Group (The)
02/15/2054	5.600%		120,000	120,466
HCA, Inc.
09/01/2030	3.500%		951,000	859,547
IQVIA, Inc.(a)
10/15/2026	5.000%		16,000	15,664
05/15/2027	5.000%		61,000	59,552
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%		50,000	50,225
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		81,000	73,730
10/01/2029	5.250%		186,000	175,808
Select Medical Corp.(a)
08/15/2026	6.250%		146,000	146,431
Star Parent, Inc.(a)
10/01/2030	9.000%		115,000	121,781

Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	38,000	38,097
Surgery Center Holdings, Inc.(a),(c)
04/15/2032	7.250%	54,000	54,474
Tenet Healthcare Corp.
02/01/2027	6.250%	102,000	101,944
11/01/2027	5.125%	98,000	95,825
06/15/2028	4.625%	65,000	61,927
10/01/2028	6.125%	74,000	73,729
01/15/2030	4.375%	165,000	152,573
Total			3,075,457
Healthcare Insurance 1.2%
Aetna, Inc.
11/15/2042	4.125%	54,000	44,033
08/15/2047	3.875%	51,000	38,922
Centene Corp.
10/15/2030	3.000%	842,000	721,771
03/01/2031	2.500%	396,000	325,939
08/01/2031	2.625%	217,000	178,214
UnitedHealth Group, Inc.
04/15/2034	5.000%	622,000	622,705
Total			1,931,584
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	110,000	104,597
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	51,704
Total			156,301
Independent Energy 0.9%
Baytex Energy Corp.(a)
04/30/2030	8.500%	101,000	105,375
Baytex Energy Corp.(a),(c)
03/15/2032	7.375%	114,000	115,211
Callon Petroleum Co.(a)
08/01/2028	8.000%	42,000	43,900
06/15/2030	7.500%	15,000	15,882
Civitas Resources, Inc.(a)
07/01/2028	8.375%	28,000	29,454
11/01/2030	8.625%	24,000	25,765
07/01/2031	8.750%	30,000	32,122
CNX Resources Corp.(a)
01/15/2029	6.000%	88,000	86,243
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	207,000	203,564
Comstock Resources, Inc.(a)
01/15/2030	5.875%	10,000	9,057
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	67,000	66,803
05/01/2029	5.000%	63,000	62,260
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	39,000	38,968
02/01/2029	5.750%	75,000	73,150
02/01/2031	6.000%	83,000	80,889
11/01/2033	8.375%	42,000	45,459
Matador Resources Co.
09/15/2026	5.875%	81,000	81,059
Matador Resources Co.(a)
04/15/2028	6.875%	35,000	35,831
Matador Resources Co.(a),(c)
04/15/2032	6.500%	66,000	66,115
Permian Resources Operating LLC(a)
01/15/2032	7.000%	115,000	119,217
Southwestern Energy Co.
02/01/2032	4.750%	111,000	102,191
Total			1,438,515
Leisure 0.7%
Boyne USA, Inc.(a)
05/15/2029	4.750%	17,000	15,767
Carnival Corp.(a)
03/01/2026	7.625%	55,000	55,582
05/01/2029	6.000%	96,000	94,792
08/15/2029	7.000%	58,000	60,556
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	74,000	80,743
Cedar Fair LP
07/15/2029	5.250%	84,000	79,533
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	15,000	14,958
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	16,000	15,739
10/01/2028	6.500%	29,000	29,040
Cinemark USA, Inc.(a)
03/15/2026	5.875%	90,000	88,911
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	109,000	107,835
NCL Corp., Ltd.(a)
03/15/2026	5.875%	55,000	54,310
02/15/2027	5.875%	23,000	22,689
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	63,000	62,391
01/15/2029	9.250%	15,000	16,092
01/15/2030	7.250%	139,000	144,286
03/15/2032	6.250%	29,000	29,225
Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%		47,000	47,589
Viking Cruises Ltd.(a)
09/15/2027	5.875%		55,000	53,988
07/15/2031	9.125%		59,000	64,510
Total				1,138,536
Life Insurance 0.3%
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%		230,000	162,157
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%		300,000	294,530
Total				456,687
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
04/01/2032	6.125%		81,000	81,306
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%		66,000	66,195
Total				147,501
Media and Entertainment 0.9%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%		19,000	16,629
09/15/2028	9.000%		56,000	58,332
06/01/2029	7.500%		147,000	121,596
04/01/2030	7.875%		74,000	73,554
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		63,000	59,463
iHeartCommunications, Inc.
05/01/2026	6.375%		70,159	59,735
05/01/2027	8.375%		82,829	46,140
Netflix, Inc.
05/15/2029	4.625%	EUR	110,000	125,413
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		79,000	76,060
01/15/2029	4.250%		15,000	13,592
03/15/2030	4.625%		78,000	69,967
02/15/2031	7.375%		21,000	22,032
Playtika Holding Corp.(a)
03/15/2029	4.250%		134,000	115,989
Roblox Corp.(a)
05/01/2030	3.875%		122,000	107,503
Univision Communications, Inc.(a)
08/15/2028	8.000%		63,000	64,203
05/01/2029	4.500%		90,000	80,372
06/30/2030	7.375%		30,000	29,686
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Warnermedia Holdings, Inc.
03/15/2062	5.391%	403,000	334,110
Total			1,474,376
Metals and Mining 0.5%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	29,000	29,548
Allegheny Technologies, Inc.
12/01/2027	5.875%	31,000	30,549
10/01/2029	4.875%	16,000	15,065
10/01/2031	5.125%	63,000	58,386
Constellium SE(a)
06/15/2028	5.625%	88,000	85,650
04/15/2029	3.750%	182,000	163,884
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	36,000	34,787
04/01/2029	6.125%	143,000	141,364
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	33,000	29,244
Novelis Corp.(a)
11/15/2026	3.250%	28,000	26,104
01/30/2030	4.750%	120,000	110,684
08/15/2031	3.875%	33,000	28,358
Total			753,623
Midstream 2.5%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	52,000	52,222
CNX Midstream Partners LP(a)
04/15/2030	4.750%	95,000	84,589
DCP Midstream Operating LP
04/01/2044	5.600%	32,000	31,230
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	98,000	100,085
DT Midstream, Inc.(a)
06/15/2029	4.125%	72,000	66,306
06/15/2031	4.375%	82,000	74,272
EQM Midstream Partners LP(a)
07/01/2027	6.500%	22,000	22,212
01/15/2029	4.500%	41,000	38,461
04/01/2029	6.375%	36,000	36,253
01/15/2031	4.750%	119,000	110,821
EQM Midstream Partners LP
07/15/2048	6.500%	85,000	85,218
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	400,000	325,777
09/30/2040	3.250%	200,000	152,500
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	200,000	203,429

Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hess Midstream Operations LP(a)
02/15/2026	5.625%	77,000	76,364
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	225,000	209,637
Kinder Morgan, Inc.
02/15/2046	5.050%	83,000	73,823
NuStar Logistics LP
10/01/2025	5.750%	150,000	149,372
06/01/2026	6.000%	109,000	108,665
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	702,000	595,588
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	45,000	45,986
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	98,000	93,844
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	81,000	72,921
08/15/2031	4.125%	170,000	151,393
11/01/2033	3.875%	341,000	289,944
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	75,000	80,852
06/01/2031	8.375%	44,000	45,421
02/01/2032	9.875%	75,000	80,855
Western Midstream Operating LP
01/15/2029	6.350%	117,000	121,265
Williams Companies, Inc. (The)
08/15/2028	5.300%	505,000	509,390
Total			4,088,695
Natural Gas 0.2%
NiSource, Inc.
05/01/2030	3.600%	196,000	180,706
05/15/2047	4.375%	132,000	110,585
Total			291,291
Oil Field Services 0.3%
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	28,000	28,543
Nabors Industries Ltd.(a)
01/15/2026	7.250%	136,000	135,017
Nabors Industries, Inc.(a)
05/15/2027	7.375%	29,000	28,947
01/31/2030	9.125%	35,000	36,399
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	73,000	74,910
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	69,000	71,810
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	44,000	44,000
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	83,000	83,940
Total			503,566
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	32,000	30,248
Other REIT 0.2%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	42,000	41,281
02/01/2027	4.250%	105,000	98,166
06/15/2029	4.750%	115,000	104,484
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	32,000	29,792
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	18,000	18,554
02/15/2029	4.500%	15,000	14,003
04/01/2032	6.500%	51,000	51,146
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	20,000	19,050
Service Properties Trust(a)
11/15/2031	8.625%	42,000	44,828
Total			421,304
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	45,000	43,794
09/01/2029	4.000%	191,000	153,990
Canpack SA/US LLC(a)
11/15/2029	3.875%	84,000	74,356
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	35,000	34,385
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	96,000	94,500
08/15/2027	8.500%	39,000	38,530
Total			439,555
Pharmaceuticals 1.1%
1375209 BC Ltd.(a)
01/30/2028	9.000%	11,000	10,782
AbbVie, Inc.
03/15/2029	4.800%	395,000	395,844
03/15/2034	5.050%	77,000	77,953
Amgen, Inc.
03/02/2063	5.750%	291,000	296,861
Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	41,000	25,576
06/01/2028	4.875%	73,000	39,779
09/30/2028	11.000%	19,000	12,681
10/15/2030	14.000%	3,000	1,762
Bristol-Myers Squibb Co.
02/22/2064	5.650%	619,000	637,359
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	140,000	115,855
Jazz Securities DAC(a)
01/15/2029	4.375%	73,000	67,997
Organon Finance 1 LLC(a)
04/30/2028	4.125%	37,000	34,468
04/30/2031	5.125%	106,000	93,875
Total			1,810,792
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	129,000	121,498
10/15/2027	6.750%	75,000	73,787
04/15/2028	6.750%	124,000	124,778
11/01/2029	5.875%	17,000	15,818
01/15/2031	7.000%	112,000	113,251
AmWINS Group, Inc.(a)
02/15/2029	6.375%	61,000	61,276
AssuredPartners, Inc.(a)
01/15/2029	5.625%	49,000	45,133
02/15/2032	7.500%	84,000	82,538
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	80,000	74,054
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	16,000	16,000
HUB International Ltd.(a)
01/31/2032	7.375%	81,000	81,628
HUB International, Ltd.(a)
06/15/2030	7.250%	211,000	217,016
Panther Escrow Issuer LLC(a),(c)
06/01/2031	7.125%	109,000	110,945
USI, Inc.(a)
01/15/2032	7.500%	44,000	44,048
Total			1,181,770
Railroads 0.2%
Norfolk Southern Corp.
08/01/2030	5.050%	390,000	391,459
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 0.1%
HF Sinclair Corp.(a)
04/15/2027	6.375%	55,000	55,323
02/01/2028	5.000%	38,000	36,935
Total			92,258
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	18,000	17,956
01/15/2028	3.875%	66,000	62,032
01/15/2028	4.375%	163,000	154,083
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	20,000	18,358
01/15/2030	6.750%	79,000	70,910
IRB Holding Corp.(a)
06/15/2025	7.000%	124,000	124,158
Yum! Brands, Inc.
04/01/2032	5.375%	53,000	51,344
Total			498,841
Retailers 0.8%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	14,000	12,953
02/15/2032	5.000%	44,000	39,859
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	21,000	19,354
Hanesbrands, Inc.(a)
05/15/2026	4.875%	48,000	46,779
02/15/2031	9.000%	73,000	74,984
L Brands, Inc.(a)
07/01/2025	9.375%	180,000	187,737
10/01/2030	6.625%	38,000	38,883
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	32,000	29,407
08/01/2031	8.250%	31,000	32,405
Lithia Motors, Inc.(a)
01/15/2031	4.375%	30,000	26,875
Lowe’s Companies, Inc.
04/01/2062	4.450%	289,000	236,043
09/15/2062	5.800%	422,000	432,008
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	78,000	72,838
02/15/2029	7.750%	47,000	45,769
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	90,000	72,300
Total			1,368,194

Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	68,000	64,786
Technology 2.1%
Block, Inc.
06/01/2026	2.750%	157,000	147,778
06/01/2031	3.500%	31,000	26,978
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	17,000	17,007
Broadcom, Inc.(a)
11/15/2036	3.187%	529,000	420,518
Camelot Finance SA(a)
11/01/2026	4.500%	35,000	33,674
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	16,000	16,573
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	29,000	29,626
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	26,000	24,057
07/01/2029	4.875%	124,000	114,711
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	180,000	172,710
CommScope Technologies LLC(a)
06/15/2025	6.000%	40,000	34,605
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	121,000	111,639
Entegris Escrow Corp.(a)
04/15/2029	4.750%	76,000	72,912
06/15/2030	5.950%	81,000	80,068
GoTo Group, Inc.(a)
05/01/2028	5.500%	55,009	37,107
05/01/2028	5.500%	27,982	24,252
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	139,000	145,552
HealthEquity, Inc.(a)
10/01/2029	4.500%	80,000	73,944
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	44,000	39,458
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	76,000	69,831
Iron Mountain, Inc.(a)
09/15/2027	4.875%	215,000	207,624
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	112,000	102,552
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	96,000	102,666
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(a)
10/01/2028	5.000%	94,000	87,679
04/15/2029	5.125%	91,000	84,366
10/01/2030	5.250%	74,000	67,076
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	125,000	118,266
NXP BV/Funding LLC/USA, Inc.
01/15/2033	5.000%	194,000	189,492
Picard Midco, Inc.(a)
03/31/2029	6.500%	156,000	148,137
Seagate HDD Cayman(a)
12/15/2029	8.250%	54,000	57,984
Sensata Technologies BV(a)
09/01/2030	5.875%	50,000	48,932
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	116,000	112,135
Synaptics, Inc.(a)
06/15/2029	4.000%	80,000	72,009
UKG, Inc.(a)
02/01/2031	6.875%	129,000	131,452
Verscend Escrow Corp.(a)
08/15/2026	9.750%	120,000	120,413
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	145,000	130,409
Total			3,474,192
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	8,000	7,984
ERAC USA Finance LLC(a)
05/01/2028	4.600%	393,000	388,049
Total			396,033
Wireless 0.9%
Altice France Holding SA(a)
02/15/2028	6.000%	75,000	20,546
Altice France SA(a)
07/15/2029	5.125%	190,000	128,502
10/15/2029	5.500%	35,000	23,560
SBA Communications Corp.
02/15/2027	3.875%	17,000	16,194
02/01/2029	3.125%	112,000	99,264
Sprint Capital Corp.
11/15/2028	6.875%	88,000	93,675
Sprint Corp.
06/15/2024	7.125%	17,000	17,039
T-Mobile US, Inc.
02/15/2031	2.875%	1,024,000	890,488
Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	51,000	43,204
07/15/2031	4.750%	164,000	141,372
Total			1,473,844
Wirelines 0.8%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	76,000	77,833
03/15/2031	8.625%	64,000	65,343
Iliad Holding SAS(a)
10/15/2026	6.500%	178,000	176,178
10/15/2028	7.000%	103,000	101,971
Verizon Communications, Inc.
03/21/2031	2.550%	1,039,000	887,668
Total			1,308,993
Total Corporate Bonds & Notes (Cost $58,003,051)			57,265,770

Foreign Government Obligations(h),(k) 6.6%

Angola 0.1%
Angolan Government International Bond(a)
11/26/2029	8.000%	200,000	186,662
Brazil 0.1%
Brazilian Government International Bond
06/12/2030	3.875%	202,000	182,309
Canada 0.3%
MEGlobal Canada ULC(a)
05/18/2025	5.000%	200,000	197,528
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	30,000	29,531
06/01/2027	5.250%	70,000	66,044
11/15/2028	8.500%	27,000	28,736
05/15/2029	4.250%	45,000	38,613
02/15/2030	9.000%	109,000	112,633
Total			473,085
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	200,000	206,190
Colombia 0.1%
Colombia Government International Bond
05/15/2049	5.200%	273,000	200,233
Foreign Government Obligations(h),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 0.4%
Dominican Republic International Bond(a)
01/25/2027	5.950%		218,000	217,337
04/30/2044	7.450%		200,000	210,587
01/27/2045	6.850%		200,000	198,015
Total				625,939
Egypt 0.3%
Egypt Government International Bond(a)
05/29/2032	7.625%		237,000	201,759
01/31/2047	8.500%		250,000	198,175
Total				399,934
India 0.7%
Export-Import Bank of India(a)
01/15/2030	3.250%		239,000	214,605
India Government Bond
02/06/2033	7.260%	INR	58,090,000	704,126
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		200,000	169,654
Total				1,088,385
Indonesia 0.8%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%		200,000	197,467
Indonesia Government International Bond
07/28/2031	2.150%		200,000	165,342
Indonesia Treasury Bond
04/15/2027	5.125%	IDR	6,685,000,000	406,005
04/15/2039	8.375%	IDR	2,025,000,000	144,896
PT Pertamina Persero(a)
02/09/2031	2.300%		200,000	165,977
05/30/2044	6.450%		200,000	213,008
Total				1,292,695
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	353,000	351,394
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		200,000	186,981
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		225,000	206,880

Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Foreign Government Obligations(h),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 1.2%
Mexico Government International Bond
04/16/2030	3.250%		200,000	178,121
05/29/2031	7.750%	MXN	12,190,000	675,921
05/07/2036	6.000%		200,000	200,800
Petroleos Mexicanos
03/13/2027	6.500%		279,000	262,930
01/28/2031	5.950%		22,000	17,644
02/16/2032	6.700%		672,000	559,110
01/23/2050	7.690%		90,000	64,620
Total				1,959,146
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	204,583
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		200,000	154,821
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	194,089
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%		200,000	187,602
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	167,337
Total				354,939
Romania 0.1%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	150,000	139,981
Saudi Arabia 0.7%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		453,000	381,736
Saudi Government International Bond(a)
10/22/2030	3.250%		800,000	726,322
Total				1,108,058
South Africa 0.2%
Republic of South Africa Government Bond
01/31/2030	8.000%	ZAR	6,288,891	295,035
South Korea 0.4%
Korea Treasury Bond
03/10/2028	3.250%	KRW	939,380,000	696,421
Foreign Government Obligations(h),(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.2%
DP World Crescent Ltd.(a)
07/18/2029	3.875%	200,000	187,589
DP World Ltd.(a)
09/25/2048	5.625%	200,000	191,381
Total			378,970
Total Foreign Government Obligations (Cost $11,403,284)			10,886,730

Inflation-Indexed Bonds 0.2%

United States 0.2%
U.S. Treasury Inflation-Indexed Bond
10/15/2028	2.375%	382,432	391,616
Total Inflation-Indexed Bonds (Cost $392,559)			391,616

Residential Mortgage-Backed Securities - Agency 32.1%

Fannie Mae REMICS(b),(l)
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	0.565%	2,276,517	222,741
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	0.765%	2,300,859	245,237
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%	1,354,507	1,177,783
08/01/2052	4.000%	897,402	841,772
09/01/2052- 10/01/2053	5.000%	4,025,224	3,967,624
12/01/2053	5.500%	990,812	995,234
12/01/2053	6.000%	982,155	1,005,028
Federal Home Loan Mortgage Corp.(b),(l)
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.000%	436,228	29,005
Federal Home Loan Mortgage Corp. REMICS(l)
CMO Series 5051 Class KI
12/25/2050	2.500%	1,616,342	251,712
CMO Series 5192 Class PI
10/25/2051	2.500%	1,669,501	201,883
CMO Series 5198 Class KI
02/25/2052	3.000%	1,151,629	213,730
Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
11/01/2051- 05/01/2052	3.000%	9,641,777	8,371,321
05/01/2052- 09/01/2052	3.500%	6,493,175	5,876,341
07/01/2052	4.500%	1,591,055	1,515,358
10/01/2053	5.000%	1,224,890	1,196,293
10/01/2053	5.500%	977,212	981,913
Federal National Mortgage Association(e),(l)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	948,605	9
Federal National Mortgage Association(l)
CMO Series 2012-133 Class EI
07/25/2031	3.500%	15,904	37
CMO Series 2013-1 Class AI
02/25/2043	3.500%	587,731	85,042
CMO Series 2021-3 Class TI
02/25/2051	2.500%	2,116,555	355,529
Federal National Mortgage Association(b),(l)
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.715%	215,413	25,196
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.565%	397,112	43,341
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	0.665%	303,894	44,863
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.715%	639,602	84,353
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.715%	283,362	33,724
Federal National Mortgage Association REMICS(b),(l)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	0.380%	4,842,764	201,162
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(l)
CMO Series 5287 Class NI
05/25/2051	3.500%	1,108,618	206,396
Freddie Mac REMICS(b),(l)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	0.567%	2,941,470	255,770
Government National Mortgage Association(l)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	642,835	44,783
CMO Series 2020-138 Class GI
09/20/2050	3.000%	707,566	112,373
CMO Series 2021-140 Class IW
08/20/2051	3.500%	964,361	176,268
CMO Series 2021-16 Class KI
01/20/2051	2.500%	1,177,930	160,546
CMO Series 2021-57 Class KI
03/20/2051	3.500%	1,386,152	221,378
CMO Series 2021-89 Class IO
05/20/2051	3.000%	1,018,516	162,498
Government National Mortgage Association(b),(l)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	0.657%	350,167	34,423
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.757%	296,750	29,751
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	0.807%	318,779	30,133
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	0.757%	526,450	49,823
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	0.707%	769,366	80,671

Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	0.657%	418,216	37,526
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	0.657%	363,843	40,365
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	0.757%	672,661	64,165
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.607%	746,012	70,940
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	0.607%	247,742	23,823
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.607%	590,699	46,382
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.607%	492,401	46,977
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	0.707%	394,728	38,811
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	0.707%	378,869	36,113
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.757%	1,608,897	183,374
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	1.157%	1,082,230	143,170
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.607%	1,305,414	129,651
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.857%	1,080,942	131,756
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	0.631%	842,267	76,393
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.607%	2,175,605	223,865
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.607%	1,203,421	140,933
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	0.707%	1,985,885	217,887
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	0.707%	2,406,845	250,080
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.607%	1,987,180	200,518
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	0.431%	2,476,430	176,765
Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.757%	2,116,695	223,017
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	0.607%	2,299,808	239,410
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	0.628%	2,617,045	296,486
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	1.631%	3,662,951	349,915
Government National Mortgage Association TBA(c)
04/18/2054	3.000%	2,000,000	1,763,547
Uniform Mortgage-Backed Security TBA(c)
04/16/2039	3.000%	1,000,000	930,647
04/11/2054	4.000%	6,000,000	5,556,010
04/11/2054	4.500%	3,000,000	2,856,667
04/11/2054	5.500%	4,000,000	3,980,145
04/11/2054	6.000%	5,000,000	5,045,520
Total Residential Mortgage-Backed Securities - Agency (Cost $55,527,972)			53,051,902

Residential Mortgage-Backed Securities - Non-Agency 10.6%

510 Asset Backed Trust(a),(e)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	237,474	230,586
BRAVO Residential Funding Trust(a),(e)
CMO Series 2021-A Class A1
10/25/2059	4.991%	915,005	901,679
CMO Series 2021-B Class A1
04/01/2069	2.115%	248,026	243,454
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	416,142	416,142
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	622,944	599,378
CAFL Issuer LLC(a),(e)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	300,000	287,803
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(e)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	174,734	170,231
Connecticut Avenue Securities Trust(a),(b)
Subordinated CMO Series 2022-R07 Class 1B2
30-day Average SOFR + 12.000% 06/25/2042	17.320%	300,000	366,648
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	139,287	135,334
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	8.029%	115,378	115,657
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B1
30-day Average SOFR + 3.300% 11/25/2041	8.620%	200,000	206,243
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	663,519	641,606
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	7.570%	171,581	175,335
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	10.570%	400,000	433,308
Subordinated CMO Series 2020-DNA4 Class B1
30-day Average SOFR + 6.114% 08/25/2050	11.435%	565,034	639,537
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	8.320%	600,000	644,972
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	8.370%	300,000	317,021
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR + 5.000% 08/25/2033	10.320%	550,000	581,109
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS03 Class M2
30-day Average SOFR + 0.114% 10/25/2032	5.435%	96,458	96,032
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	10.070%	450,000	479,211

Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LHOME Mortgage Trust(a),(e)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	450,000	450,970
New York Mortgage Trust(a),(e)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	161,905	161,276
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	169,444	162,418
NYMT Loan Trust(a),(e)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	450,000	448,418
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	8.320%	200,000	203,515
OBX Trust(a),(e)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	395,681	396,449
OSAT Trust(a),(e)
CMO Series 2021-RPL1 Class A2
05/25/2065	3.967%	200,000	190,012
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.197%	246,684	247,570
Point Securitization Trust(a),(e)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	331,450	314,360
Preston Ridge Partners Mortgage(a),(e)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	244,899	238,838
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	178,938	175,788
CMO Series 2021-3 Class A1
04/25/2026	1.867%	184,566	179,833
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	350,000	313,957
PRET LLC(a),(e)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	579,712	580,524
PRET LLC(a),(d),(e),(f)
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	700,000	700,000
Pretium Mortgage Credit Partners(a),(e)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	279,548	271,679
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	128,497	126,504
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	143,746	138,115
PRPM LLC(a),(e)
CMO Series 2021-7 Class A2
08/25/2026	3.671%	300,000	291,229
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	8.820%	400,000	403,150
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2021-1 Class A1
06/25/2024	3.240%	181,667	179,918
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	10.944%	250,000	263,221
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	385,569	376,104
VCAT Asset Securitization LLC(a),(e)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	312,659	303,015
VCAT LLC(a),(e)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	372,099	362,722
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	293,087	286,962
Vericrest Opportunity Loan Transferee XCIII LLC(a),(e)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	209,393	204,200
Verus Securitization Trust(a),(e)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	346,627
CMO Series 2023-1 Class M1
12/25/2067	6.958%	1,000,000	1,005,581
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	300,000	260,033
Visio Trust(a),(e)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	174,082
Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	90,261
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $17,179,315)			17,528,617

Senior Loans 10.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
Air Canada(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% 03/14/2031	7.833%	150,000	150,095
Cable and Satellite 0.4%
Virgin Media Bristol LLC(b),(m)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	8.682%	600,000	593,466
Chemicals 0.5%
Ineos US Finance LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% 11/08/2027	9.176%	479,886	480,058
Olympus Water US Holding Corp.(b),(m),(n)
Term Loan
3-month Term SOFR + 3.750% 11/09/2028	9.360%	300,000	299,925
Total			779,983
Consumer Cyclical Services 0.3%
8th Avenue Food & Provisions, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.191%	32,876	32,241
Arches Buyer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.680%	483,750	468,096
Total			500,337
Diversified Manufacturing 0.3%
CD&R Hydra/STS Operating(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 4.000% 03/25/2031	9.420%	64,773	64,894
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TK Elevator Midco GmbH(b),(m)
Tranche B1 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 07/30/2027	9.081%	483,991	485,405
Total			550,299
Electric 0.5%
Calpine Corp.(b),(m)
Term Loan
1-month Term SOFR + 2.000% 12/16/2027	7.330%	358,975	358,486
Constellation Renewables LLC(b),(m)
Term Loan
3-month Term SOFR + 2.500% Floor 1.000% 12/15/2027	8.105%	434,973	434,973
Vistra Operations Co. (b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 2.750% 04/30/2031	8.079%	50,000	50,000
Total			843,459
Food and Beverage 0.5%
Aramark Intermediate HoldCo Corp.(b),(m)
Tranche B6 Term Loan
1-month Term SOFR + 11.450% 06/22/2030	7.941%	497,500	497,192
Tranche B7 Term Loan
1-month Term SOFR + 2.250% 04/06/2028	7.582%	300,000	299,814
Total			797,006
Gaming 0.3%
Caesars Entertainment, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 02/06/2030	8.663%	497,487	498,318
Health Care 0.7%
ICON PLC(b),(m)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	7.325%	313,399	313,944
Tranche B Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/23/2028	7.330%	78,083	78,219

Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP(b),(m)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/23/2028	8.058%	458,500	459,486
Select Medical Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	8.326%	240,551	240,703
Total			1,092,352
Leisure 1.0%
Alterra Mountain Co.(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 08/17/2028	8.941%	299,233	300,107
Carnival Corp.(b),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 08/09/2027	8.318%	299,246	299,435
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/18/2028	8.691%	496,193	496,297
NAI Entertainment Holdings LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 1.000% 05/08/2025	8.434%	571,784	567,318
Total			1,663,157
Media and Entertainment 0.5%
Cengage Learning Acquisitions, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 1.000% 03/18/2031	9.579%	200,000	199,562
Gray Television, Inc.(b),(m)
Tranche E Term Loan
1-month Term SOFR + 2.500% 01/02/2026	7.943%	425,886	420,209
Playtika Holding Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	8.191%	300,000	300,030
Total			919,801
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.2%
Freeport LNG Investments LLLP(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	9.079%	299,231	296,816
Packaging 0.1%
Flint Group Packaging Inks North America Holdings LLC(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.677%	84,273	66,013
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.677%	112,382	13,393
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	9.827%	167,767	157,701
Total			237,107
Pharmaceuticals 0.2%
Organon & Co.(b),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/02/2028	8.433%	400,000	401,168
Property & Casualty 1.4%
AssuredPartners, Inc.(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	8.823%	680,000	680,639
Asurion LLC(b),(m)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	8.691%	433,830	424,377
Broadstreet Partners, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.750% 01/27/2029	9.080%	1,000,000	1,002,000
Truist (McGriff) Insurance Services, Inc.(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 03/24/2031	8.568%	158,333	158,069
Total			2,265,085
Restaurants 0.5%
1011778 BC ULC(b),(m)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 09/20/2030	7.580%	299,250	298,951
Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(b),(m),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	8.176%	300,000	299,934
Whatabrands LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 08/03/2028	8.691%	300,000	299,985
Total			898,870
Retailers 0.3%
Great Outdoors Group LLC(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	9.191%	496,183	496,114
Technology 2.1%
athenahealth Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.580%	441,801	437,038
Avaya, Inc.(b),(m)
Term Loan
1-month Term SOFR + 1.500% Floor 1.000% 08/01/2028	6.830%	108,169	95,845
Central Parent LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.000% 07/06/2029	9.309%	300,000	300,765
Endurance International Group Holdings, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 02/10/2028	9.422%	863,169	839,432
Genesys Telecom(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 12/01/2027	8.827%	30,769	30,827
GoTo Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 4.750% 04/30/2028	9.312%	265,055	251,471
1-month Term SOFR + 4.750% 04/30/2028	10.173%	212,425	161,762
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 03/01/2029	9.178%	300,000	299,043
Peraton Corp.(b),(m)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.180%	553,785	552,749
Ultra Clean Holdings (b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 02/28/2028	8.829%	92,341	92,399
Verscend Holdings Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 4.000% 08/27/2025	9.441%	396,939	396,939
Total			3,458,270
Wireless 0.3%
SBA Senior Finance II LLC(b),(m)
Term Loan
1-month Term SOFR + 2.000% 01/25/2031	7.340%	480,916	481,666
Total Senior Loans (Cost $16,939,797)			16,923,369

U.S. Treasury Obligations 2.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2024	2.500%	1,635,000	1,630,785
05/15/2032	2.875%	2,905,000	2,639,011
Total U.S. Treasury Obligations (Cost $4,553,382)			4,269,796

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $165,350)	143,022

Put Option Contracts Purchased 0.0%

(Cost $28,200)	30,125

Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(o),(p)	6,134,168	6,132,941
Total Money Market Funds (Cost $6,131,709)		6,132,941
Total Investments in Securities (Cost: $187,493,564)		183,242,447
Other Assets & Liabilities, Net		(18,065,671)
Net Assets		165,176,776
At March 31, 2024, securities and/or cash totaling $809,009 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
798,000 EUR	869,035 USD	Citi	04/26/2024	7,283	—
5,700,000 ZAR	302,469 USD	State Street	04/26/2024	2,094	—
Total				9,377	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	30	06/2024	USD	3,323,906	21,474	—
U.S. Treasury 5-Year Note	134	06/2024	USD	14,340,094	37,898	—
U.S. Treasury Ultra Bond	23	06/2024	USD	2,967,000	28,965	—
Total					88,337	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(69)	06/2024	EUR	(9,203,220)	—	(119,656)
U.S. Long Bond	(66)	06/2024	USD	(7,948,875)	—	(89,371)
U.S. Treasury 2-Year Note	(158)	06/2024	USD	(32,308,531)	9,219	—
Total					9,219	(209,027)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	4,000,000	4,000,000	3.75	11/29/2024	126,800	105,641
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	3,000,000	3,000,000	3.80	09/20/2024	38,550	37,381
Total							165,350	143,022

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	3,000,000	3,000,000	3.90	08/06/2024	28,200	30,125

Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	10/24/2025	MXN	17,000,000	(58,364)	—	—	—	(58,364)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	8,000,000	(32,257)	—	—	—	(32,257)
Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	02/02/2026	MXN	20,000,000	(85,232)	—	—	—	(85,232)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	2,100,000	753,955	—	—	753,955	—
Total							578,102	—	—	753,955	(175,853)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	500,000	64,989	(167)	123,145	—	—	(58,323)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	300,000	59,247	(100)	80,228	—	—	(21,081)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	200,000	25,995	(67)	29,542	—	—	(3,614)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	200,000	25,995	(67)	6,531	—	19,397	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	320,000	47,138	(107)	73,270	—	—	(26,239)
Total							223,364	(508)	312,716	—	19,397	(109,257)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	12.424	USD	500,000	(96,395)	167	—	(104,392)	8,164	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	12.424	USD	500,000	(96,394)	167	—	(80,865)	—	(15,362)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	28.230	USD	250,000	(27,408)	83	—	(49,595)	22,270	—
Total								(220,197)	417	—	(234,852)	30,434	(15,362)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	3.281	USD	671,000	2,969	—	—	2,969	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	11.249%
SOFR	Secured Overnight Financing Rate	5.330%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $67,515,629, which represents 40.87% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)	Valuation based on significant unobservable inputs.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2024, the total value of these securities amounted to $700,000, which represents 0.42% of total net assets.

(g)	Non-income producing investment.
(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2024.

(j)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)
The stated interest rate represents the weighted average interest rate at March 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Represents a security purchased on a forward commitment basis.
(o)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(p)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	10,965,043	16,573,234	(21,405,044)	(292)	6,132,941	103	150,302	6,134,168
Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2024 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Strategic Income Fund  | First Quarter Report 2024

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